Consolidated Statements Of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income		$ 240,622	$ 238,808	$ 206,861
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		114,017	122,888	122,354
Write-off impairment on marketable securities		0	86	0
Stock-based compensation		13	70	139
Amortization of Series A Notes discount (premium) and related issuance costs, net		(92)	(92)	(92)
Deferred income taxes and reserve, net		28,774	2,683	15,928
Loss (gain) on sale of property, plant and equipment		(2,440)	(3,347)	1,742
Loss (gain) on sale of investments and deconsolidation of subsidiary		1,358	(16,734)	33
Equity in net (earnings) losses of affiliated companies and partnerships, net of dividend received()		(1,987)	(1,728)	19,999
Changes in operating assets and liabilities, net of amounts acquired:
Decrease (increase) in short and long-term trade receivables, and prepaid expenses		(315,236)	(297,439)	31,860
Decrease (increase) in inventories, net		(59,699)	(8,040)	39,801
Increase (decrease) in trade payables, other payables and accrued expenses		63,273	253,413	(74,280)
Severance, pension and termination indemnities, net		2,003	315	(799)
Increase (decrease) in advances received from customers		30,287	(82,881)	71,282
Net cash provided by operating activities		100,893	208,002	434,828
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and other assets		(107,880)	(124,221)	(99,175)
Acquisitions of subsidiaries and business operations (Schedule A)		(25,440)	0	(141,436)
Investments in affiliated companies and other companies		(4,964)	(19,277)	(23,852)
Deconsolidation of subsidiary()		0	(1,538)	0
Proceeds from sale of property, plant and equipment		6,270	15,745	11,563
Proceeds from sale of investments		12,067	0	0
Investment in long-term deposits		(1,396)	(417)	(396)
Proceeds from sale of long-term deposits		176	894	721
Investment in short-term deposits and available-for-sale marketable securities		(40,893)	(25,622)	(57,175)
Proceeds from sale of short-term deposits and available-for-sale marketable securities		46,491	36,619	128,187
Net cash used in investing activities		(115,569)	(117,817)	(181,563)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of options		119	505	1,616
Repayment of long-term loans		(167,425)	(48,250)	(226,635)
Proceeds from long-term loans		118,623	0	196,550
Repayment of Series A Notes		(55,532)	(55,532)	(55,532)
Dividends paid ()	[1]	(75,300)	(68,447)	(69,792)
Change in short-term bank credit and loans, net		127,455	5,027	(557)
Net cash provided by (used in) financing activities		(52,060)	(166,697)	(154,350)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(66,736)	(76,512)	98,915
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR		222,810	299,322	200,407
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR		156,074	222,810	299,322
dividend received from affiliated companies and partnership		9,374	3,496	24,541
Cash paid during the year for:
Income taxes, net		47,707	28,603	37,410
Interest		$ 9,379	$ 6,254	$ 3,631

[1]	Dividends paid in 2015 included approximately $8,222 in dividends paid by a subsidiary to non-controlling interests.